Transactions with Related Parties (Detail) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Related Party Transaction [Line Items]
Management fees charged during the period	$ 7,573,000	$ 7,483,000
Commission charged on charter hire agreements during period end	1,452,000	1,357,000
Due From Related Parties, Current	521,000		3,585,000
Costamare Shipping Company SA [Member]
Related Party Transaction [Line Items]
Management fee per day per vessel	850
Management fee per day per vessel before IPO	700
Management fee per day per vessel under bareboat charter	425
Officers Compensation	1,000,000
Officers Compensation charged at period end	500,000	500,000
Management Agreement Expiration Date	December 31, 2015
Management agreement's automatic extention expiration date	December 31, 2020
Annual adjustment on management fees after December 31 2012	4.00%
Months required for cancellation written notice for management agreement	12
Management fees calculated on the sale of a vessel	3 months
Construction supervisory fee	700,000
Commission charged on charter hire agreements	0.75%
Management fees charged during the period	6,026,000	5,853,000
Commission charged on charter hire agreements during period end	1,452,000	1,357,000
Due From Related Parties, Current	58,000		2,568,000
Date of IPO completion	November 4, 2010
Ciel shipmanagement SA [Member]
Related Party Transaction [Line Items]
Management fee per day per vessel	600	600
Management fees charged during the period	1,547,000	1,630,000
Due From Related Parties, Current	463,000		1,017,000
Number of vessels managed	11		12
Shanghai Costamare Ship Management Co Ltd [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	$ 0		$ 0
Number of vessels managed	10		9